Joint Venture Agreement (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended
	May 31, 2013	Apr. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Feb. 14, 2020
Net receivable due from JV			$ 10
Proceeds from divestiture of JV			36
Joint Venture [Member]
Due from JV			$ 56		$ 92
Proceeds from divestiture of JV		$ 36
Affiliation Agreement [Member] | Mayo [Member] | Joint Venture [Member]
Aggregate capital contributions	$ 6,000
Investment in joint venture	2,000
Fair value of capital contribution in joint venture	$ 6,000